FINANCIAL AND CAPITAL RISK MANAGEMENT - Liquidity Maturity profile (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	¥ 133,844,739	¥ 144,132,725
Lease liabilities, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	12,597,276	14,547,539
Long-term bank and other loans, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	43,014,564	38,835,887
Medium-term notes and bonds, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	19,009,960	16,785,840
Short-term bonds
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	2,400,000	9,300,000
Gold leasing arrangement
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities		6,921,860
Short-term bank and other loans
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	20,738,030	21,238,166
Interest payables for loans and borrowings
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	11,126,381	12,443,169
Financial liabilities at fair value through profit or loss
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	26,684	805
Financial liabilities included in other payables and accrued liabilities, excluding accrued interest
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	8,454,068	10,297,166
Financial liabilities included in other non-current liabilities
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	1,036,917	1,153,487
Trade and notes payables
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	15,440,859	12,608,806
Within 1 year
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	61,885,303	70,392,348
Within 1 year | Lease liabilities, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	1,151,332	1,729,933
Within 1 year | Long-term bank and other loans, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	3,629,014	3,339,687
Within 1 year | Medium-term notes and bonds, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	7,109,960
Within 1 year | Short-term bonds
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	2,400,000	9,300,000
Within 1 year | Gold leasing arrangement
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities		6,921,860
Within 1 year | Short-term bank and other loans
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	20,738,030	21,238,166
Within 1 year | Interest payables for loans and borrowings
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	2,935,356	4,955,925
Within 1 year | Financial liabilities at fair value through profit or loss
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	26,684	805
Within 1 year | Financial liabilities included in other payables and accrued liabilities, excluding accrued interest
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	8,454,068	10,297,166
Within 1 year | Trade and notes payables
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	15,440,859	12,608,806
Between 1 and 2 years
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	12,476,550	18,383,640
Between 1 and 2 years | Lease liabilities, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	473,410	1,106,701
Between 1 and 2 years | Long-term bank and other loans, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	6,702,687	7,525,775
Between 1 and 2 years | Medium-term notes and bonds, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	3,000,000	7,285,840
Between 1 and 2 years | Interest payables for loans and borrowings
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	2,105,844	2,289,092
Between 1 and 2 years | Financial liabilities included in other non-current liabilities
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	194,609	176,232
2 to 5 years
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	27,922,386	24,394,907
2 to 5 years | Lease liabilities, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	1,263,824	1,333,762
2 to 5 years | Long-term bank and other loans, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	15,638,089	9,159,028
2 to 5 years | Medium-term notes and bonds, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	6,900,000	9,500,000
2 to 5 years | Interest payables for loans and borrowings
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	4,046,106	4,220,111
2 to 5 years | Financial liabilities included in other non-current liabilities
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	74,367	182,006
Over 5 years
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	31,560,500	30,961,830
Over 5 years | Lease liabilities, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	9,708,710	10,377,143
Over 5 years | Long-term bank and other loans, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	17,044,774	18,811,397
Over 5 years | Medium-term notes and bonds, including current portion
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	2,000,000
Over 5 years | Interest payables for loans and borrowings
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	2,039,075	978,041
Over 5 years | Financial liabilities included in other non-current liabilities
Maturity Analysis For Derivative Financial Liabilities
Total financial liabilities	¥ 767,941	¥ 795,249